                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-2824


SAMARNAN INVESTMENT CORPORATION
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


214 NORTH RIDGE WAY DRIVE, CLEBURNE, TEXAS 76033
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(NAME AND ADDRESS OF AGENT FOR SERVICE)


REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641- 7881


DATE OF FISCAL YEAR END: DECEMBER 31


DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

      Attached as Exhibit 1 is the Registrant's Schedule of Investments as of the close of business on March 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

       (a) Rule 30a-3(c) under the Investment Company Act of 1940 require the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms. The principal executive officer and the principal financial officer of the Registrant, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this Report, concluded the Registrant's controls and procedures were effective for this purpose.

       (b) There have been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      The following exhibits and certifications are filed as a part of this
      Report:

      (1) Schedule of Investments of the Registrant as of the close of business on March 31, 2005. (1)

      (2) Certification of George S. Walls, Jr., principal executive of the Registrant. (1)

      (3) Certification of Jerry D. Wheatley, principal financial officer of the Registrant. (1)

----------
(1) FILED HEREWITH.

                                   SIGNATURES

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION

By  /s/ George S. Walls, Jr.
    -------------------------------------
    George S. Walls, Jr., President
Date: May 11, 2005

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By /s/ George S. Walls, Jr.
   --------------------------------------
   George S. Walls, Jr., President and Principal Executive Officer
Date: May 11, 2005

By /s/ Jerry D. Wheatley
   --------------------------------------
    Jerry D. Wheatley, Treasurer and Principal Financial Officer
Date: May 11, 2005

                                   EXHIBIT 1

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

PERCENTAGES INDICATED ARE BASED ON NET ASSETS OF $20,326,872 AT MARCH 31, 2005

                                                                   Number                 Market
           EQUITY SECURITIES:                                    of Shares                Value
------------------------------------------                       ---------               --------
COMMON STOCKS
 MATERIALS & PROCESSING
     Alcoa, Inc.                                                   5400                   164,106
     International Paper                                           3200                   172,416
     Phelps Dodge                                                  1900                   193,287
                                                                                         --------

      Total Materials & Processing - 2.61%                                                529,809

PRODUCER DURABLES
     Boeing Company                                                3200                   187,072
     Cummins Inc                                                   2400                   168,840
     Rockwell Collins                                              3900                   185,601
     United Technologies                                           1700                   172,822
                                                                                         --------

      Total Producer Durables - 3.51%                                                     714,335

CONSUMER DISCRETIONARY
     Federated Dept Stores Inc                                     3100                   197,284
     Polo Ralph Lauren                                             4700                   182,360
     Regal Entertainment Group                                     8900                   187,167
     Starwood Hotels & Resorts Worldwide                           3000                   180,090
                                                                                         --------

      Total Consumer Discretionary - 3.67%                                                746,901

CONSUMER STAPLES
     Colgate-Palmolive Co                                          3100                   161,727
     Dean Foods                                                    5200                   178,360(4)
                                                                                         --------

      Total Consumer Staples - 1.67%                                                      340,087

HEALTH CARE
     Sybron Dental Specialties                                     4800                   172,320(4)
     Triad Hospitals Inc                                           4200                   210,420(4)
                                                                                         --------

      Total Health Care - 1.88%                                                           382,740

OTHER ENERGY
    Apache Corporation                                             3006                   184,057
     Kerr-McGee                                                    2700                   211,491
     Pioneer Natural Resources                                     4600                   196,512(4)
                                                                                         --------

      Total Other Energy - 2.91%                                                          592,060

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

                                                                   Number             Market
      EQUITY SECURITIES (CONT.):                                 of Shares            Value
--------------------------------------                           ---------           ---------
COMMON STOCKS (CONT.)
 INTEGRATED OILS
  Exxon Mobil                                                       3100               184,760
                                                                                     ---------

   Total Integrated Oils - .91%                                                        184,760

FINANCIAL SERVICES
  American Express                                                  3000               154,110
  Citigroup                                                         3699               166,233
  Comerica Inc                                                      3000               165,240
  Eaton Vance Corp                                                  7100               166,424
  JP Morgan Chase & Company                                         4488               155,285
  Legg Mason                                                        2250               175,815
  Prudential Financial, Inc                                         3100               177,940
  Zions Bancorporation                                              2400               165,648
                                                                                     ---------

   Total Financial Services - 6.53%                                                  1,326,695

TECHNOLOGY
  Anteon International Corp                                         5000               194,650
  Harris Corp                                                       5200               169,780
  IBM                                                               1800               164,484
  Microsoft Corp                                                    6800               164,356
  Motorola Inc                                                     11000               164,670
                                                                                     ---------

   Total Technology - 4.22%                                                            857,940

UTILITIES
  Aqua America                                                      6900               168,084
  Entergy Corp                                                      2400               169,584
  Oneok Inc                                                         6300               194,166
                                                                                     ---------

   Total Utilities - 2.62%                                                             531,834

AUTO & TRANSPORTATION
  Burlington Northn Santa Fe                                        3900               210,327
  Nordic American Tanker Shipping                                   3700               175,565
  Yellow Roadway Corp                                               3200               187,328(4)
                                                                                     ---------

   Total Auto & Transportation - 2.82%                                                 573,220

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

                                                                    Number                Market
         EQUITY SECURITIES (cont.):                               of Shares               Value
-------------------------------------------                       ---------             -----------
COMMON STOCKS (CONT.)
   MULTI-SECTOR COMPANIES

     Eaton Corp                                                      2600                   170,040
     General Electric                                                4700                   169,482
                                                                                        -----------

       Total Multi-Sector Companies - 1.67%                                                 339,522

     Mutual Fund Brazos Microcap - 1.56%                           16,024                   317,596
                                                                                        -----------

     Total Common Stocks - 36.59%                                                       $ 7,437,499

PREFERRED STOCK
   FINANCIAL SERVICES
     Lehman Bros. Holdings                                           6600                   166,650
                                                                                        -----------

       Total Financial Services - .82%                                                      166,650

UTILITIES
     Alabama Power PFD                                               6600                   163,548
     Viacom Inc                                                      6300                   160,587
                                                                                        -----------

       Total Utilities - 1.59%                                                              324,135
                                                                                        -----------

     Total Preferred Stock - 2.41%                                                      $   490,785

CONVERTIBLE PREFERRED STOCK
   HEALTH CARE
     Baxter International                                            3000                   161,550
                                                                                        -----------

       Total Health Care - .79%                                                             161,550

TECHNOLOGY
     Xerox Corp                                                      1200                   157,896
                                                                                        -----------

       Total Technology - .78%                                                              157,896
                                                                                        -----------

     Total Convertible Preferred Stock - 1.57%                                          $   319,446

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

                                                                   Number                  Market
               EQUITY SECURITIES (cont.):                         of Shares                Value
-------------------------------------------------------           ---------             -----------
REAL ESTATE INVESTMENT TRUST
   REITS - RESIDENTIAL
     Archstone-Smith Trust                                           1200                    40,932
     Equity Residential                                              1300                    41,873
                                                                                        -----------

       Total REITS - Residential - .41%                                                      82,805

REITS - RETAIL
     Simon Property Group, Inc                                        700                    42,406
     Kimco Realty                                                     800                    43,120
                                                                                        -----------

       Total REITS - Retail - .42%                                                           85,526

REITS - SPECIALTY
     Rayonier                                                         959                    47,499
                                                                                        -----------

       Total REITS - Specialty - .23%                                                        47,499

REITS - HEALTHCARE
     Health Care Property Investors, Inc                             1600                    37,552
                                                                                        -----------

     Total REITS - Healthcare - .19%                                                         37,552

REITS - INDUSTRIAL / OFFICE
     Boston Properties Inc                                            700                    42,161
     Equity Office Properties Trust                                  1500                    45,195
     Prologis                                                        1100                    40,810
                                                                                        -----------

       Total REITS - Industrial/Office - .63%                                               128,166

REITS - DIVERSIFIED
     Vornado Realty                                                   600                    41,562
                                                                                        -----------

       Total REITS - Diversified - .20%                                                      41,562

    Total Real Estate Investment Trust - 2.08%                                          $   423,110
                                                                                        -----------
MASTER LIMITED PARTNERSHIPS
   ROYALTY TRUST
     Dorchester Minerals, L.P.                                       9400               $   208,210
                                                                                        -----------

     Total Master Limited Partnerships - 1.02%                                          $   208,210
                                                                                        -----------

     Total Equity Securities (cost $7,052,187) - 43.68%                                 $ 8,879,050(1)
                                                                                        ===========

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

                                                                  Principal                Market
            MUNICIPAL BONDS:                                        Amount                 Value
----------------------------------------                          ---------               ---------
EDUCATION
   Alabama CLG & Univ. Tuskegee
     5.500% due 09/01/07                                           500,000                  522,275
   Colorado Ed. & Cultural
     5.250% due 04/01/11                                           115,000                  117,294
   Latrobe, PA IDA
     5.375% due 05/01/13                                           250,000                  266,658
   Indiana St. Edl. Facs
     5.400% due 10/01/13                                           150,000                  153,804
   Colorado Ed. & Cultural
     5.750% due 06/01/16                                           100,000                  112,417
   Colorado Educ & Cultural
     6.875% due 12/15/20                                           250,000                  265,453
   University of Minnesota
     5.750% due 7/01/18                                            400,000                  466,440
   Minnesota St. Higher Ed
     5.250% due 10/01/09                                           100,000                  106,855
   Long Beach, CA Comm College
     5.000% due 5/01/28                                            300,000                  309,843
                                                                                          ---------

     Total Education -11. 42%                                                             2,321,039

GENERAL OBLIGATION
   Clark County, NV-School District
     5.500% due 06/15/07                                           800,000                  813,184
   Maywood IL G.O.
     5.500% due 01/01/16                                           250,000                  276,600
   Northside TX ISO GO
     5.000% due 2/15/18                                            125,000                  132,424
   Clay Cnty MO Sen Dist
     5.000% due 03/01/15                                           300,000                  326,256
   Oak Lawn IL
     5.000% due 12/01/23                                           250,000                  260,603
   Austin TX Pub / Mpt
    4.750% due 09/01/20                                            100,000                  102,952
                                                                                          ---------

    Total General Obligation - 9.41%                                                      1,912,019

HEALTHCARE
   North Miami Health Fac. Rev. Catholic
    5.300% due 08/15/06                                            200,000                  207,292
   North Miami Health Fac. Rev. Catholic
    5.400% due 08/15/07                                            375,000                  394,961
  Wisconsin Health & Education-Sinai
    5.500% due 08/15/08                                            600,000                  630,702

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

                                                                  Principal                Market
     MUNICIPAL BONDS (cont):                                       Amount                  Value
--------------------------------                                  ---------               ---------
Healthcare(cont)
   Missouri State Health
     5.550% due 02/01/09                                            200,000                 210,337
   Illinois Health Fac. Auth.
     6.000% due 02/15/11                                            500,000                 529,345
   South Dakota H & E
     4.500% due 04/01/11                                            175,000                 169,872
   Volusia City Health Fac.
     6.000% due 06/01/12                                            600,000                 622,218
   Montgomery County PA IDA
     5.625% due 11/15/12                                            500,000                 523,360
   Valdosta & Lowndee Cty Hosp
     5.500% due 10/01/14                                             85,000                  94,699
   Illinois Health Fac.
     5.120% due 12/01/15                                            250,000                 249,722
   Marshall MN Med Ctr
     5.450% due 11/01/18                                            250,000                 255,517
                                                                                          ---------

     Total Healthcare -19.13%                                                             3,888,025

HOUSING
   Bexar County Tx, Housing
     5.625% due 12/01/11                                            210,000                 217,999
   Louisiana Housing Fin. Agency
     6.000% due 09/01/15                                            670,000                 712,445
                                                                                          ---------

     Total Housing - 4.58%                                                                  930,444

OTHER REVENUE
   Goodhue City, MN EDA Lease
     5.600% due 02/01/09                                            285,000                 292,134
   Illinois Dev Fin Auth
     5.700% due 07/01/12                                            190,000                 192,679
   North Dakota Bldg Auth.
     5.250% due 12/01/13                                            330,000                 358,083
   Springdale AR Sales & Usage
     4.000% due 07/01/16                                             75,000                  75,232
   Minnesota St Ag Sol
     5.000% due 09/15/18                                            180,000                 182,371
   Kent WA Local Impr. Dist.
     4.650% due 12/15/19                                            300,000                 287,262
                                                                                          ---------

     Total Other Revenue - 6.83%                                                          1,387,761

                         SAMARNAN INVESTMENT CORPORATION
                            Investments in Securities
                                 March 31, 2005

                                                                  Principal                Market
                 MUNICIPAL BONDS (cont):                           Amount                  Value
-------------------------------------------------------           ---------             -----------
POWER
   Fairburn Combined Utilities
     5.375% due 10/01/13                                            250,000                 262,240
                                                                                        -----------

     Total Power -1.29%                                                                     262,240

WATER & SEWER
   Summerville GA
     4.500% due 01/01/05                                             75,000                  77,855
   Chicago, IL-Wastewater Rev.
     5.400% due 01/01/06                                            150,000                 153,092
                                                                                        -----------

     Total Water & Sewer - 1.14%                                                            230,947
                                                                                        -----------

     Total Municipal Bonds (cost $10,610,508) - 53.78%                                  $10,932,475(2)
                                                                                        -----------

     Total Investments in Securities (cost $17,662,695)                                 $19,811,525(3)
                                                                                        ===========

TOTAL UNREALIZED APPRECIATION OF VALUE OVER TAX COST                                    $ 2,148,830
                                                                                        ===========

NOTES:

(1) The aggregate unrealized appreciation or depreciation of the market value of Equity Securities which was in excess or below their cost for Federal income tax purposes was as follows:

                                                             Appreciation
             Market Value               Tax Cost            (Depreciation)
           ----------------         ----------------        --------------
           $      7,021,256         $      5,102,535        $    1,918,721
                  1,857,794                1,949,652               (91,858)
           ----------------         ----------------        --------------
Net        $      8,879,050         $      7,052,187        $    1,826,863

(2) The aggregate unrealized appreciation or depreciation of the market value of Municipal Bonds which was in excess or below their cost for Federal income tax purposes was as follows:

                                                             Appreciation
             Market Value               Tax Cost            (Depreciation)
           ----------------         ----------------        --------------
           $      8,355,731         $      8,019,915        $      335,816
                  2,576,744                2,590,593               (13,849)
           ----------------         ----------------        --------------
Net        $     10,932,475         $     10,610,508        $      321,967

(3) The aggregate unrealized appreciation of the market value of all securities held by the Registrant in excess of their cost for Federal income tax purposes was $2,148,830.

(4)   Non-income producing.